Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document and Entity Information
Entity Registrant Name	FRANCO NEVADA Corp
Entity Central Index Key	0001456346
Document Type	6-K
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q1